SELECTED STATEMENT OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Product Information [Table Text Block]
Following are data regarding revenues classified by product lines:

	Years ended December 31,
	2014	2013	2012
	U.S. dollars in thousands

Product line “A”	$20,990	$14,210	$15,707
Product line “B”	4,030	4,270	4,502
	$25,020	$18,480	$20,209

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
2)	Following are data regarding geographical revenues classified by geographical location of the customers:
	Years ended December 31,
	2014	2013	2012
	U.S. dollars in thousands

United States	$14,411	$11,809	$10,882
United Kingdom	763	1,221	668
Rest of Europe	6,402	2,537	4,577
Israel	2,256	1,768	3,045
Other	1,188	1,145	1,037
	$25,020	$18,480	$20,209

Schedule Of Revenue From External Customers and Property, Plant and Equipment, By Geographical Areas [Table Text Block]	Property and equipment - by geographical location:
	December 31
	2014	2013
	U.S. dollars in
	thousands

Israel	$193	$250
Romania	421	395
United Kingdom	-	-
United States	4	5
	$618	$650

Schedule Of Research and Development Expense [Table Text Block]
b.	Research and development expenses:
	Years ended December 31,
	2014	2013	2012
	U.S. dollars in thousands

Payroll and related expenses	$3,614	$3,972	$3,574
Rent and related expenses	367	378	286
Depreciation and amortization	114	133	163
Subcontracting	189	188	224
Other	255	359	396
	$4,539	$5,030	$4,643

Schedule Of Selling and Marketing Expenses [Table Text Block]
c.	Selling and marketing expenses:
	Years ended December 31,
	2014	2013	2012

	U.S. dollars in thousands

Payroll and related expenses	$963	$1,459	$1,180
Depreciation and amortization	3	8	12
Travel and conventions	79	108	155
Other	95	119	177
	$1,140	$1,694	$1,524

Schedule Of General and Administrative Expenses [Table Text Block]
d.	General and administrative expenses:
	Years ended December 31,
	2014	2013	2012
	U.S. dollars in thousands

Payroll and related expenses	$1,298	$1,105	$980
Depreciation and amortization	17	21	24
Insurances	65	60	67
Office expenses	99	102	117
Professional services	269	302	368
Allowance for doubtful accounts and bad debts	-	-	33
Other	186	136	229
	$1,934	$1,726	$1,818

Schedule of Other Nonoperating Income (Expense) [Table Text Block]
e.	Financial income (expense) - net:
	Years ended December 31,
	2014	2013	2012
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$151	$97	$260
Non-dollar currency gains - net	-	17	23
Income from Marketable securities	148	33	-
Realized gain from sale of available for sale securities	38	-	-
Interest on available for sale securities	33	35	47
	370	182	330
Expenses:
Non-dollar currency losses - net	(663)	-	-
Bank commissions and charges	(13)	(19)	(8)
Realized loss on sale of available for sale securities	-	-	(24)
	(676)	(19)	(32)

	$(306)	$163	$298

Schedule of Weighted Average Number of Shares [Table Text Block]

Following are data relating to the weighted average number of shares for the purpose of computing EPS:

	Years ended December 31,
	2014	2013	2012

	U.S. dollars in thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	18,949	18,869	18,767
A d d - incremental shares from assumed exercise of options	83	21	79

Weighted average number of shares used in computation of diluted EPS	19,032	18,890	18,846